REORGANIZATION, Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 24, 2019	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2019	May 10, 2019	Mar. 31, 2019
Plan of Reorganization [Abstract]
Interest rate	8.75%					8.75%
Percentage of cash equal to shares of holders to eligible claims		97.00%
Common stock par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Total debt			$ 561,124	$ 561,124			$ 1,448,624
Percentage ownership on total shares issued eligible holders under rights offering		58.22%
Percentage of additional commitment premium on new stock		5.83%
Preferred stock, shares authorized (in shares)		1,059,211
Issuance of stock (in shares)	11,235,535		31
Proceeds from rights offering		$ 385,000
New Common Stock
Plan of Reorganization [Abstract]
Common stock par value (in dollars per share)		$ 0.01
Rights offering shares, percentage		91.825%
New Preferred Stock
Plan of Reorganization [Abstract]
Rights offering shares, percentage		8.175%
Secured Rights Offering
Plan of Reorganization [Abstract]
Proceeds from rights offering		$ 347,500
Unsecured Rights Offering
Plan of Reorganization [Abstract]
Proceeds from rights offering		$ 37,500
8.75% Senior Secured Notes due 2023
Plan of Reorganization [Abstract]
Interest rate					8.75%
8.75% Senior Secured Notes due 2023 | Secured Rights Offering
Plan of Reorganization [Abstract]
Proceeds from rights offering				$ 37,500
Rights offering shares, percentage		99.30%
8.75% Senior Secured Notes due 2023 | Secured Rights Offering | New Common Stock
Plan of Reorganization [Abstract]
Issuance of stock (in shares)	1,300,000
8.75% Senior Secured Notes due 2023 | Secured Rights Offering | New Preferred Stock
Plan of Reorganization [Abstract]
Issuance of stock (in shares)	900,000
6.25% Senior Notes due 2022
Plan of Reorganization [Abstract]
Interest rate		6.25%
4.5% Convertible Senior Notes due 2023
Plan of Reorganization [Abstract]
Interest rate		4.50%
6.25% Senior Notes
Plan of Reorganization [Abstract]
Interest rate	6.25%
6.25% Senior Notes | Unsecured Rights Offering
Plan of Reorganization [Abstract]
Rights offering shares, percentage		73.60%
6.25% Senior Notes | Unsecured Rights Offering | New Common Stock
Plan of Reorganization [Abstract]
Issuance of stock (in shares)	9,900,000
6.25% Senior Notes | Unsecured Rights Offering | New Preferred Stock
Plan of Reorganization [Abstract]
Issuance of stock (in shares)	5,900,000
DIP Credit Agreement
Plan of Reorganization [Abstract]
Common stock par value (in dollars per share)		$ 0.0001
Preferred stock par value (in dollars per share)		$ 0.0001
Total debt		$ 150,000
Credit lenders fee percentage on total facility		10.00%
DIP Credit Agreement | New Common Stock
Plan of Reorganization [Abstract]
Debt and equitization fee converted into shares of new common stock (in shares)		3,490,010
DIP Credit Agreement | New Preferred Stock
Plan of Reorganization [Abstract]
Debt and equitization fee converted into shares of new common stock (in shares)		634,269